Subsequent Events - earnout (Details) - Subsequent event [Member] - Earnout shares - TEMPO AUTOMATION INC $ in Millions	Nov. 22, 2022 USD ($) tranche shares
Subsequent Event [Line Items]
Right to receive number of shares | shares	7,000,000
Number of tranches | tranche	2
Number of shares issued upon achieving Adjusted EBITDA in a single quarter | shares	3,500,000
Term for issuing shares upon achieving adjusted EBITDA	5 years
Achieving $5.0 million Adjusted EBITDA
Subsequent Event [Line Items]
Adjusted EBITDA to issue shares | $	$ 5.0
Achieving $15.0 million Adjusted EBITDA
Subsequent Event [Line Items]
Adjusted EBITDA to issue shares | $	$ 15.0